Summary of Significant Accounting Policies (Revenue Recognition) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Real Estate Tenant Receivables
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts receivable	$ 1.3	$ 1.9
Deferred Operating Lease
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts receivable	$ 1.3	$ 1.5